Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases	During the year ended March 31, 2019, Kayser Myanmar has paid Konig Company $950 as prepaid rent under the lease, approximately 12 years of rental payments.
	2022		2023		2024
	$		$		$
Operating lease cost	871	*	888	*	696	*

Weighted Average Remaining Lease Term - Operating leases	11.22 years		8.15 years		8.77 years
Weighted Average Discount Rate - Operating leases	8.59	%^	7.56	%^	8.06	%^
*	Included unconditional government subsidy $nil, $247 and $nil for factory space and dormitories located in Shenzhen in 2022, 2023 and 2024 respectively.

^	The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2024
Operating leases
$
Year ending March 31,
2025	631
2026	597
2027	-
2028	-
2029	-
Thereafter	2,041
Total undiscounted cash flows	3,269
Less: imputed interest	(1,878)
Present value of lease liabilities	1,391